Business Combinations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Pending Acquisition [Member]	Dec. 31, 2011 Acquisitions of insurance brokerage businesses [Member]	Dec. 31, 2012 EverKey Global Partners Limited/EverKey Global Management LLC/EverKey Global Partners (GP), LLC/EverKey Global Focus (GP), LLC - Bahamas/New York, New York [Member]	Dec. 31, 2012 Burdale Financial Holdings Limited/Certain Assets of Burdale Capital Finance, Inc. - England/Stamford, Connecticut [Member]	Dec. 31, 2012 Energy Lending Business of BNP Paribas, SA - Houston, Texas [Member]	Dec. 31, 2012 Merlin Securities, LLC/Merlin Canada LTD./Certain Assets & Liabilities of Merlin Group Holdings, LLC - San Francisco, California/Toronto, Ontario [Member]	Dec. 31, 2011 CP Equity, LLC - Denver, Colorado [Member]	Dec. 31, 2011 Certain assets of Foreign Current Exchange Corp - Orlando, Florida [Member]	Dec. 31, 2011 LaCrosse Holdings, LLC - Minneapolis, Minnesota [Member]
Business Acquisitions [Line Items]
Date						Jan. 01, 2012	Feb. 01, 2012	Apr. 20, 2012	Aug. 01, 2012	Jul. 01, 2011	Aug. 01, 2011	Nov. 30, 2011
Various Dates					Various
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest		$ 4,801	$ 588		$ 37	$ 7	$ 874	$ 3,639	$ 281	$ 389	$ 46	$ 116
Business Acquisition, Number Completed during period	0			0	7